T. ROWE PRICE All-Cap Opportunities Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.7%
COMMUNICATION
SERVICES  8.3%
Entertainment  1.1%
Netflix (1) 37,600 3,615
ROBLOX, Class A (1) 36,900 2,087
5,702
Interactive Media & Services  6.2%
Alphabet, Class C  73,380 21,050
Meta Platforms, Class A  12,979 7,426
Tencent Holdings (HKD)  30,800 1,942
Tencent Holdings, ADR  7,501 474
30,892
Wireless Telecommunication
Services  1.0%
T-Mobile U.S.  23,294 4,892
4,892
Total Communication Services 41,486
CONSUMER
DISCRETIONARY  15.4%
Broadline Retail  5.5%
Amazon.com (1) 81,527 16,980
Sea, ADR (1) 124,456 10,306
27,286
Hotels, Restaurants &
Leisure  5.8%
Booking Holdings  1,532 6,450
Cava Group (1) 47,408 3,835
Chipotle Mexican Grill (1) 109,200 3,496
Marriott International, Class A  15,227 4,980
McDonald's  21,231 6,599
Planet Fitness, Class A (1) 51,450 3,827
29,187
Household Durables  0.1%
Toll Brothers  5,347 730
730
Specialty Retail  4.0%
Carvana  (1) 14,103 4,434
Floor & Decor Holdings, Class A (1) 39,300 1,996
Home Depot  27,526 9,053
O'Reilly Automotive (1) 47,000 4,339
19,822
Total Consumer Discretionary 77,025
ENERGY  3.4%
Oil, Gas & Consumable
Fuels  3.4%
Cheniere Energy  10,300 2,923
ConocoPhillips  71,000 9,372
Uranium Energy (1) 340,089 4,591
Total Energy 16,886
Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  15.4%
Banks  4.7%
Bank of America  156,089 7,609
JPMorgan Chase  37,836 11,130
Western Alliance Bancorp  64,881 4,597
23,336
Capital Markets  3.1%
Charles Schwab  41,780 3,926
CME Group  12,067 3,564
Evercore , Class A  7,808 2,331
Moody's  12,828 5,596
15,417
Financial Services  4.9%
Mastercard , Class A  18,300 9,144
Visa, Class A  50,490 15,260
24,404
Insurance  2.7%
Axis Capital Holdings  12,029 1,220
Chubb  18,412 6,001
Marsh & McLennan  36,898 6,400
13,621
Total Financials 76,778
HEALTH CARE  10.3%
Biotechnology  3.3%
AbbVie  28,566 6,213
Argenx , ADR (1) 2,473 1,806
Gilead Sciences  27,445 3,825
Insmed  (1) 9,085 1,486
Kymera Therapeutics (1) 13,145 1,095
Natera  (1) 11,403 2,280
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,333 17
16,722
Health Care Equipment &
Supplies  1.5%
IDEXX Laboratories (1) 6,820 3,832
Intuitive Surgical (1) 7,872 3,629
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 40
7,501
Health Care Providers &
Services  0.9%
Cencora 13,764 4,324
4,324
Life Sciences Tools &
Services  4.0%
Bruker  59,735 2,158
Charles River Laboratories
International (1) 7,437 1,283
Danaher  29,765 5,643
Repligen  (1) 24,973 2,942

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  16,715 8,216
20,242
Pharmaceuticals  0.6%
Eli Lilly  3,189 2,933
2,933
Total Health Care 51,722
INDUSTRIALS & BUSINESS
SERVICES  7.4%
Aerospace & Defense  1.2%
General Electric  20,343 5,773
5,773
Electrical Equipment  1.0%
Vertiv Holdings, Class A  20,537 5,146
5,146
Ground Transportation  1.0%
Saia (1) 13,600 4,777
4,777
Machinery  3.5%
Caterpillar  5,868 4,158
Deere  11,278 6,353
Esab 9,127 882
Ingersoll Rand  76,600 6,137
17,530
Professional Services  0.3%
Upwork  (1) 156,631 1,717
1,717
Trading Companies &
Distributors  0.4%
QXO (1) 100,604 1,954
1,954
Total Industrials & Business Services 36,897
INFORMATION
TECHNOLOGY  28.6%
Communications Equipment  0.1%
Viavi Solutions (1) 21,732 723
723
Electronic Equipment,
Instruments & Components  1.4%
TE Connectivity  14,800 3,093
Teledyne Technologies (1) 6,700 4,054
7,147
Semiconductors & Semiconductor
Equipment  14.3%
Advanced Micro Devices (1) 9,800 1,994
Analog Devices  10,684 3,399
Broadcom  50,711 15,696
KLA  3,830 5,639
NVIDIA  224,876 39,218
Taiwan Semiconductor
Manufacturing, ADR  17,335 5,858
71,804
Shares $ Value
(Cost and value in $000s)
‡
Software  5.7%
AppLovin , Class A (1) 9,262 3,686
Canva , Class B, Acquisition Date:
8/16/21 - 11/4/21, Cost $349 (1)(2)
(3) 205 307
InterDigital 13,361 4,035
Microsoft  52,353 19,380
Palantir Technologies, Class A (1) 8,500 1,243
28,651
Technology Hardware, Storage &
Peripherals  7.1%
Apple  129,892 32,965
Samsung Electronics (KRW)  20,184 2,361
35,326
Total Information Technology 143,651
MATERIALS  2.5%
Containers & Packaging  0.9%
Packaging Corp. of America  20,300 4,308
4,308
Metals & Mining  1.6%
ERO Copper (CAD) (1) 18,439 491
Reliance  10,400 3,161
Southern Copper  24,347 4,189
7,841
Total Materials 12,149
REAL ESTATE  1.2%
Real Estate Management &
Development  0.7%
CBRE Group, Class A (1) 27,490 3,724
3,724
Specialized Real Estate
Investment Trusts  0.5%
Crown Castle, REIT  32,252 2,622
2,622
Total Real Estate 6,346
UTILITIES  2.2%
Electric Utilities  1.2%
NextEra Energy  63,000 5,851
5,851
Water Utilities  1.0%
American Water Works  37,745 5,137
5,137
Total Utilities 10,988
Total Common Stocks (Cost
$355,102) 473,928

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.6%
COMMUNICATION
SERVICES  0.5%
Interactive Media & Services  0.5%
ByteDance , Series E, Acquisition
Date: 7/8/19, Cost $386 (1)(2)(3) 7,838 2,587
Total Communication Services 2,587
HEALTH CARE  0.1%
Biotechnology  0.1%
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 56
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $241 (1)(2)(3) 27,963 204
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $134 (1)(2)(3) 15,552 113
Total Health Care 373
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 13,634 3
ABL Space Systems, Series
A-9, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,810 1
Total Industrials & Business Services 4
INFORMATION
TECHNOLOGY  0.9%
Software  0.9%
Canva , Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 18
Databricks , Series J, Acquisition
Date: 12/17/24, Cost $569 (1)(2)(3) 6,150 1,168
OpenAI , Series A-3, Acquisition
Date: 8/15/25, Cost $179 (1)(2)(3) 583 401
OpenAI , Series C, Acquisition Date:
3/12/26, Cost $536 (1)(2)(3) 779 536
Perplexity, Series E-1, Acquisition
Date: 6/4/25, Cost $662 (1)(2)(3) 13,460 936
Waymo , Series A-2, Acquisition
Date: 5/8/20, Cost $747 (1)(2)(3) 8,696 1,467
Total Information Technology 4,526
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 438
Total Materials 438
Total Convertible Preferred Stocks
(Cost $4,748) 7,928
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  4.1%
Money Market Funds  4.1%
T. Rowe Price Government Reserve
Fund, 3.71% (4)(5) 20,521,457 20,521
Total Short-Term Investments
(Cost $20,521) 20,521
Total Investments in
Securities  100.4%
(Cost $380,371) $ 502,377
Other Assets Less Liabilities
(0.4)% (1,876)
Net Assets 100.0% $ 500,501

T. ROWE PRICE All-Cap Opportunities Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $8,292 and represents 1.7% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 115+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 8,882  ¤  ¤ $ 20,521^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $115 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost ba sis of investments in affiliated companies was $20,521.

T. Rowe Price All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The All-Cap Opportunities Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price All-Cap Opportunities Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 468,770 $ 4,794 $ 364 $ 473,928
Convertible Preferred Stocks — — 7,928 7,928
Short-Term Investments 20,521 — — 20,521
Total $ 489,291 $ 4,794 $ 8,292 $ 502,377

T. Rowe Price All-Cap Opportunities Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $243,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E302-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 394 $ (30) $ — $ 364
Convertible Preferred Stocks 7,119 273 536 7,928
Total $ 7,513 $ 243 $ 536 $ 8,292